PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMON STOCK : 64.0%
Communication Services : 3.7%
21,756
Alphabet, Inc. - Class A
$ 5,288,884
1.1
3,787  Meta Platforms, Inc.
- Class A
2,781,097
0.6
13,566
T-Mobile US, Inc.
3,247,429
0.7
51,522
Walt Disney Co.
5,899,269
1.3
17,216,679
3.7
Consumer Discretionary : 3.7%
32,164
(1)
Amazon.com, Inc.
7,062,249
1.5
44,945
General Motors Co.
2,740,297
0.6
56,576
NIKE, Inc. - Class B
3,945,045
0.9
40,364
Starbucks Corp.
3,414,794
0.7
17,162,385
3.7
Consumer Staples : 4.7%
37,670  Philip Morris
International, Inc.
6,110,074
1.3
29,079
Procter & Gamble Co.
4,467,988
1.0
70,684
Sysco Corp.
5,820,121
1.3
66,576
(1)
US Foods Holding
Corp.
5,101,053
1.1
21,499,236
4.7
Energy : 4.7%
27,695
Chevron Corp.
4,300,756
0.9
47,452
ConocoPhillips
4,488,485
1.0
38,839
EQT Corp.
2,114,007
0.5
35,038
Exxon Mobil Corp.
3,950,534
0.8
112,382
Shell PLC
4,005,410
0.9
63,632
Suncor Energy, Inc.
2,662,878
0.6
21,522,070
4.7
Financials : 14.2%
10,471
Allstate Corp.
2,247,600
0.5
43,673  American International
Group, Inc.
3,430,077
0.7
213,321
Bank of America Corp.
11,005,230
2.4
10,072  Capital One Financial
Corp.
2,141,106
0.5
63,124
Charles Schwab Corp.
6,026,448
1.3
109,547  Citizens Financial
Group, Inc.
5,823,519
1.3
49,771  Fidelity National
Information Services,
Inc.
3,281,900
0.7
24,803
(1)
Fiserv, Inc.
3,197,851
0.7
5,010  Goldman Sachs
Group, Inc.
3,989,713
0.9
26,390
KKR & Co., Inc.
3,429,381
0.7
18,667  PNC Financial
Services Group, Inc.
3,750,760
0.8
131,736
Wells Fargo & Co.
11,042,112
2.4
17,521  Willis Towers Watson
PLC
6,052,629
1.3
65,418,326
14.2
Health Care : 9.2%
64,808  Bristol-Myers Squibb
Co.
2,922,841
0.6
64,451
CVS Health Corp.
4,858,961
1.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,501
Elevance Health, Inc.
$ 2,423,723
0.5
8,482
Humana, Inc.
2,206,762
0.5
9,642
(1)
IQVIA Holdings, Inc.
1,831,401
0.4
30,632
Johnson & Johnson
5,679,785
1.2
51,164
Medtronic PLC
4,872,859
1.1
45,286
Merck & Co., Inc.
3,800,854
0.8
76,960
Pfizer, Inc.
1,960,941
0.4
3,814  Regeneron
Pharmaceuticals, Inc.
2,144,498
0.5
40,858
Sanofi
3,869,015
0.9
4,876
(1)
Thermo Fisher
Scientific, Inc.
2,364,958
0.5
9,761  UnitedHealth Group,
Inc.
3,370,473
0.7
42,307,071
9.2
Industrials : 8.6%
29,117
Emerson Electric Co.
3,819,568
0.8
14,584
FedEx Corp.
3,439,053
0.7
17,696  Ferguson Enterprises,
Inc.
3,974,168
0.9
64,256
Fortive Corp.
3,147,901
0.7
52,856  Johnson Controls
International PLC
5,811,517
1.3
13,226
Norfolk Southern Corp.
3,973,223
0.9
8,232
Parker-Hannifin Corp.
6,241,091
1.3
23,871  Raytheon Technologies
Corp.
3,994,334
0.9
28,999
Textron, Inc.
2,450,126
0.5
18,328  Vertiv Holdings Co.
- Class A
2,764,962
0.6
39,615,943
8.6
Information Technology : 9.5%
52,061
Cisco Systems, Inc.
3,562,014
0.8
30,315  Cognizant Technology
Solutions Corp. - Class
A
2,033,227
0.5
35,673
(1)
Coherent Corp.
3,842,696
0.8
23,068
Lam Research Corp.
3,088,805
0.7
88,033  Microchip Technology,
Inc.
5,653,479
1.2
14,344
Microsoft Corp.
7,429,475
1.6
17,775
NVIDIA Corp.
3,316,459
0.7
14,360  NXP Semiconductors
NV
3,270,203
0.7
10,362
Oracle Corp.
2,914,209
0.6
51,784
Ralliant Corp.
2,264,514
0.5
14,820
Salesforce, Inc.
3,512,340
0.8
9,066
(1)
Zebra Technologies
Corp. - Class A
2,694,053
0.6
43,581,474
9.5
Materials : 1.8%
7,079  Air Products and
Chemicals, Inc.
1,930,585
0.4
27,969
Corteva, Inc.
1,891,543
0.4
29,609  DuPont de Nemours,
Inc.
2,306,541
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
18,637
PPG Industries, Inc.
$ 1,958,935
0.5
8,087,604
1.8
Real Estate : 1.1%
32,057
(1)
CBRE Group, Inc.
- Class A
5,050,901
1.1
Utilities : 2.8%
20,263  American Electric
Power Co., Inc.
2,279,588
0.5
49,338
FirstEnergy Corp.
2,260,667
0.5
133,160
PPL Corp.
4,948,226
1.1
35,285
Sempra Energy
3,174,944
0.7
12,663,425
2.8
Total Common Stock
(Cost $229,841,672)
294,125,114
64.0
CONVERTIBLE BONDS/NOTES : 8.6%
Communications : 2.4%
2,567,000
(2)
Airbnb, Inc., 4.890%,
03/15/2026 2,515,660
0.5
1,292,000  Cable One, Inc.,
1.125%,
03/15/2028 1,105,952
0.2
2,498,000
(2)(3)
Cable One, Inc.,
7.650%,
03/15/2026 2,439,309
0.5
1,420,000
(4)
Liberty Broadband
Corp., 3.125%,
03/31/2053 1,405,090
0.3
910,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 1,208,935
0.3
738,000
(4)
Match Group
Financeco 2, Inc.,
0.875%,
06/15/2026 718,596
0.2
730,000
(4)
Match Group
Financeco 3, Inc.,
2.000%,
01/15/2030 672,695
0.1
1,335,000  Snap, Inc., 0.500%,
05/01/2030 1,148,100
0.3
11,214,337
2.4
Consumer, Non-cyclical : 1.9%
815,923
(3)(4)
Bridgebio Pharma,
Inc., 1.750%,
03/01/2031 1,090,685
0.2
2,347,000  Global Payments, Inc.,
1.500%,
03/01/2031 2,153,971
0.5
1,959,000  Haemonetics Corp.,
2.500%,
06/01/2029 1,817,280
0.4
1,730,000  Jazz Investments
I Ltd., 2.000%,
06/15/2026 1,842,882
0.4
809,000
(3)
Jazz Investments
I Ltd., 3.125%,
09/15/2030 961,901
0.2
611,000
(3)(4)
Merit Medical
Systems, Inc., 3.000%,
02/01/2029 711,510
0.2
8,578,229
1.9
Principal
Amount† Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Energy : 0.2%
933,000  Northern Oil and
Gas, Inc., 3.625%,
04/15/2029 $ 937,898
0.2
Financial : 0.3%
1,476,000
(4)
Federal Realty
OP L.P., 3.250%,
01/15/2029 1,502,568
0.3
Industrial : 0.1%
335,000
(4)
JBT Marel Corp.,
0.375%,
09/15/2030 326,290
0.1
Technology : 2.1%
950,000  Box, Inc., 1.500%,
09/15/2029 957,125
0.2
2,435,000
(2)
Dropbox, Inc., 0.980%,
03/01/2026 2,408,086
0.5
2,788,000  Microchip Technology,
Inc., 0.750%,
06/01/2030 2,709,936
0.6
2,556,000  MKS, Inc., 1.250%,
06/01/2030 2,805,210
0.6
705,000
(4)
Nebius Group NV,
2.750%,
09/15/2032 821,325
0.2
9,701,682
2.1
Utilities : 1.6%
2,341,000
(4)
CenterPoint Energy,
Inc., 3.000%,
08/01/2028 2,379,854
0.5
1,923,000
(4)
FirstEnergy Corp.,
3.875%,
01/15/2031 2,079,725
0.5
2,334,000  PPL Capital Funding,
Inc., 2.875%,
03/15/2028 2,667,178
0.6
7,126,757
1.6
Total Convertible
Bonds/Notes
(Cost $37,758,067)
39,387,761
8.6
CORPORATE BONDS/NOTES : 13.4%
Basic Materials : 0.3%
494,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 498,647
0.1
130,000  DuPont de Nemours,
Inc., 4.493%,
11/15/2025 129,958
0.1
95,000  International Paper
Co., 6.000%,
11/15/2041 99,020
0.0
215,000
(4)
LYB Finance Co. BV,
8.100%,
03/15/2027 225,401
0.1
73,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 78,944
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
66,000  Rio Tinto Finance
USA PLC, 5.750%,
03/14/2055 $ 67,973
0.0
103,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 89,106
0.0
1,189,049
0.3
Communications : 1.2%
69,000  Alphabet, Inc., 5.250%,
05/15/2055 69,202
0.0
147,000  Amazon.com, Inc.,
2.875%,
05/12/2041 112,862
0.0
455,000  America Movil SAB
de CV, 4.375%,
07/16/2042 398,366
0.1
163,000  AT&T, Inc., 3.550%,
09/15/2055 112,415
0.0
260,000  AT&T, Inc., 4.300%,
02/15/2030 260,615
0.1
209,000  AT&T, Inc., 6.050%,
08/15/2056 216,786
0.1
245,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 248,829
0.1
149,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 147,184
0.0
83,000  Comcast Corp.,
2.887%,
11/01/2051 51,172
0.0
138,000  Comcast Corp.,
2.937%,
11/01/2056 81,965
0.0
546,000  Comcast Corp.,
3.150%,
03/01/2026 543,853
0.1
444,000  Comcast Corp.,
3.900%,
03/01/2038 391,075
0.1
514,000  Comcast Corp.,
4.150%,
10/15/2028 515,615
0.1
92,000
(4)
Cox Communications,
Inc., 2.950%,
10/01/2050 53,947
0.0
244,000
(4)
NTT Finance Corp.,
5.171%,
07/16/2032 249,967
0.1
273,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 271,973
0.1
419,000  Telefonica Emisiones
SA, 5.213%,
03/08/2047 376,865
0.1
500,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 448,349
0.1
348,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 238,632
0.1
160,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 163,550
0.0
138,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 142,979
0.0
182,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 181,255
0.0
87,000  Uber Technologies,
Inc., 4.800%,
09/15/2035 86,265
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
263,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 $ 207,916
0.0
5,571,637
1.2
Consumer, Cyclical : 0.9%
169,507  American Airlines Pass
Through Trust 2014-1,
A, 3.700%,
04/01/2028 168,541
0.0
89,000
(4)
AS Mileage Plan
IP Ltd., 5.021%,
10/20/2029 89,086
0.0
102,000
(4)
AS Mileage Plan
IP Ltd., 5.308%,
10/20/2031 101,586
0.0
286,000
(4)
Daimler Truck Finance
North America LLC,
4.650%,
10/12/2030 286,488
0.1
210,000  Delta Air Lines, Inc.,
4.950%,
07/10/2028 212,605
0.0
275,000  General Motors Co.,
6.600%,
04/01/2036 296,953
0.1
348,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 348,588
0.1
266,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 242,510
0.1
231,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 186,659
0.0
940,000
(3)
Ross Stores, Inc.,
0.875%,
04/15/2026 923,073
0.2
361,000  Starbucks Corp.,
3.550%,
08/15/2029 354,008
0.1
725,000  Toyota Motor Credit
Corp., 4.550%,
08/07/2026 729,087
0.2
192,376  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 190,807
0.0
190,625  United Airlines
Pass Through Trust
2018-1, AA, 3.500%,
09/01/2031 183,219
0.0
4,313,210
0.9
Consumer, Non-cyclical : 1.6%
98,000
(3)
AbbVie, Inc., 4.050%,
11/21/2039 87,752
0.0
150,000  AbbVie, Inc., 4.500%,
05/14/2035 147,252
0.0
90,000  AbbVie, Inc., 4.850%,
06/15/2044 84,983
0.0
621,000  Altria Group, Inc.,
5.800%,
02/14/2039 644,328
0.1
719,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 710,230
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
400,000  BAT International
Finance PLC, 1.668%,
03/25/2026 $ 395,218
0.1
243,000
(4)
Bayer US Finance
II LLC, 4.375%,
12/15/2028 242,184
0.1
74,000
(4)
Bayer US Finance
LLC, 6.875%,
11/21/2053 80,616
0.0
106,000  Becton Dickinson
& Co., 4.875%,
05/15/2044 96,042
0.0
319,000
(3)
Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 289,136
0.1
255,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 278,645
0.1
340,000  Constellation Brands,
Inc., 4.400%,
11/15/2025 339,909
0.1
96,780  CVS Pass-Through
Trust, 6.036%,
12/10/2028 98,810
0.0
936,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 934,553
0.2
39,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 43,866
0.0
50,000  Haleon US Capital
LLC, 4.000%,
03/24/2052 39,989
0.0
601,000
(4)
Heineken NV, 3.500%,
01/29/2028 594,876
0.1
117,000  Ingredion, Inc.,
6.625%,
04/15/2037 129,963
0.0
125,000  Laboratory Corp. of
America Holdings,
1.550%,
06/01/2026 122,928
0.0
192,000
(4)
Mars, Inc., 4.450%,
03/01/2027 193,463
0.0
193,000
(4)
Mars, Inc., 5.200%,
03/01/2035 197,372
0.1
104,000
(4)
Mars, Inc., 5.650%,
05/01/2045 105,570
0.0
71,000
(4)
Mars, Inc., 5.700%,
05/01/2055 71,970
0.0
45,000  Mead Johnson
Nutrition Co., 4.125%,
11/15/2025 44,972
0.0
201,000  Medtronic, Inc.,
4.375%,
03/15/2035 197,343
0.1
250,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 203,822
0.1
305,000  Pfizer Investment
Enterprises Pte Ltd.,
4.450%,
05/19/2026 305,650
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
98,000  Philip Morris
International, Inc.,
4.875%,
11/15/2043 $ 91,622
0.0
412,000  Sysco Corp., 3.750%,
10/01/2025 412,000
0.1
76,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 63,427
0.0
37,000  Verisk Analytics, Inc.,
4.500%,
08/15/2030 37,127
0.0
39,000  Zoetis, Inc., 4.700%,
02/01/2043 36,102
0.0
7,321,720
1.6
Energy : 1.2%
452,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 292,403
0.1
298,000
(4)
Cameron LNG LLC,
3.701%,
01/15/2039 255,839
0.1
477,000  Chevron Corp.,
2.954%,
05/16/2026 474,089
0.1
191,000  ConocoPhillips Co.,
4.150%,
11/15/2034 181,881
0.0
212,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 204,209
0.0
278,000  Energy Transfer L.P.,
4.900%,
03/15/2035 270,712
0.1
353,000  Energy Transfer L.P.,
5.000%,
05/15/2050 302,410
0.1
68,000  Energy Transfer L.P.,
5.200%,
04/01/2030 70,143
0.0
100,000  Energy Transfer L.P.,
5.300%,
04/01/2044 91,675
0.0
206,000  Energy Transfer L.P.,
6.400%,
12/01/2030 223,343
0.1
406,000  Enterprise Products
Operating LLC,
4.250%,
02/15/2048 338,244
0.1
160,000  Enterprise Products
Operating LLC,
4.600%,
01/15/2031 161,754
0.0
81,000  EOG Resources, Inc.,
4.400%,
07/15/2028 81,769
0.0
550,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 547,943
0.1
108,000
(4)
Gulfstream Natural
Gas System LLC,
5.600%,
07/23/2035 110,718
0.0
43,000  Kinder Morgan, Inc.,
5.150%,
06/01/2030 44,368
0.0
341,000
(3)
Kinder Morgan, Inc.,
5.300%,
12/01/2034 348,116
0.1
325,000  MPLX L.P., 1.750%,
03/01/2026 321,635
0.1
174,000  MPLX L.P., 4.500%,
04/15/2038 157,472
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
88,000  Plains All American
Pipeline L.P. / PAA
Finance Corp.,
5.600%,
01/15/2036 $ 89,151
0.0
418,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 358,438
0.1
105,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 117,849
0.0
247,000  Valero Energy Corp.,
4.000%,
06/01/2052 184,503
0.0
243,000  Williams Cos., Inc.,
5.400%,
03/02/2026 244,121
0.1
5,472,785
1.2
Financial : 0.8%
193,000
(5)
American Express Co.,
4.731%,
04/25/2029 196,110
0.1
124,000
(4)
Aviation Capital
Group LLC, 4.750%,
04/14/2027 124,617
0.0
229,000
(5)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 237,036
0.1
429,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 443,219
0.1
139,000
(5)
Capital One Financial
Corp., 6.183%,
01/30/2036 144,243
0.0
144,000  Carlyle Group, Inc.,
5.050%,
09/19/2035 143,552
0.0
297,000
(5)
Citigroup, Inc.,
4.952%,
05/07/2031 302,733
0.1
129,000
(5)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 141,997
0.0
530,000
(4)
GA Global Funding
Trust, 5.500%,
01/08/2029 548,791
0.1
103,000
(4)
Global Atlantic Fin Co.,
6.750%,
03/15/2054 109,143
0.0
225,000
(5)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 226,605
0.1
570,000
(4)
Metropolitan Life
Insurance Co.,
7.800%,
11/01/2025 571,623
0.1
190,000
(5)
Morgan Stanley,
4.994%,
04/12/2029 193,818
0.0
55,000
(4)
Sixth Street Lending
Partners, 6.125%,
07/15/2030 56,888
0.0
381,000  State Street Bank &
Trust Co., 4.594%,
11/25/2026 384,129
0.1
3,824,504
0.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials : 3.4%
191,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.850%,
10/29/2041 $ 157,093
0.0
200,000  Allstate Corp., 3.280%,
12/15/2026 198,199
0.0
192,000  American Equity
Investment Life
Holding Co., 5.000%,
06/15/2027 193,687
0.0
405,000  American Tower Corp.,
1.600%,
04/15/2026 399,582
0.1
534,000
(4)
Aviation Capital
Group LLC, 4.875%,
10/01/2025 534,000
0.1
407,000
(5)
Bank of America Corp.,
2.572%,
10/20/2032 364,918
0.1
351,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 346,465
0.1
625,000  BlackRock, Inc.,
4.750%,
05/25/2033 639,004
0.1
408,000  Brighthouse Financial,
Inc., 3.850%,
12/22/2051 269,340
0.1
307,000
(5)
Citigroup, Inc.,
3.668%,
07/24/2028 304,348
0.1
254,000  Citigroup, Inc.,
4.750%,
05/18/2046 225,848
0.1
127,000  Citigroup, Inc.,
5.300%,
05/06/2044 123,980
0.0
202,000  Citigroup, Inc.,
6.675%,
09/13/2043 228,654
0.1
657,000  Crown Castle, Inc.,
2.500%,
07/15/2031 585,276
0.1
29,000  Crown Castle, Inc.,
4.750%,
05/15/2047 25,650
0.0
494,000  CubeSmart L.P.,
2.500%,
02/15/2032 436,134
0.1
2,088,000
(4)
Delaware Life Global
Funding 21-1,
2.662%,
06/29/2026 2,048,278
0.5
1,109,000  EPR Properties,
4.750%,
12/15/2026 1,111,974
0.2
286,000
(3)
Extra Space Storage
L.P., 3.500%,
07/01/2026 284,737
0.1
169,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 174,589
0.0
150,000
(5)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 110,741
0.0
400,000  Goldman Sachs
Group, Inc., 4.250%,
10/21/2025 399,743
0.1
268,000  JPMorgan Chase
& Co., 3.200%,
06/15/2026 266,506
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
619,000
(5)
JPMorgan Chase
& Co., 3.509%,
01/23/2029 $ 610,914
0.1
150,000
(5)
JPMorgan Chase
& Co., 3.897%,
01/23/2049 121,039
0.0
329,000
(5)
JPMorgan Chase
& Co., 4.260%,
02/22/2048 283,182
0.1
590,000  Kimco Realty OP LLC,
3.200%,
04/01/2032 544,192
0.1
216,000
(4)
KKR Group Finance
Co. III LLC, 5.125%,
06/01/2044 205,238
0.0
516,000
(4)
KKR Group Finance
Co. XII LLC, 4.850%,
05/17/2032 521,840
0.1
463,000
(4)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 329,582
0.1
139,000  Markel Group, Inc.,
5.000%,
03/30/2043 127,691
0.0
256,000  Markel Group, Inc.,
5.000%,
05/20/2049 231,632
0.1
78,000  Nasdaq, Inc., 5.950%,
08/15/2053 81,735
0.0
108,000
(4)
Nationwide Financial
Services, Inc., 5.300%,
11/18/2044 102,923
0.0
569,000
(4)
Pacific Life Global
Funding II, 5.500%,
08/28/2026 576,800
0.1
288,000  PartnerRe Finance
B LLC, 3.700%,
07/02/2029 282,087
0.1
368,000  PNC Financial
Services Group, Inc.,
3.450%,
04/23/2029 360,391
0.1
194,000
(5)
PNC Financial
Services Group, Inc.,
6.875%,
10/20/2034 219,862
0.1
98,000  Regency Centers L.P.,
2.950%,
09/15/2029 93,608
0.0
146,000  Regency Centers L.P.,
4.650%,
03/15/2049 128,473
0.0
327,000  Synchrony Financial,
3.950%,
12/01/2027 323,305
0.1
217,000  Travelers Cos., Inc.,
4.600%,
08/01/2043 198,302
0.0
285,000
(4)
UBS Group AG,
4.125%,
04/15/2026 285,043
0.1
200,000  US Bancorp, MTN,
3.100%,
04/27/2026 198,935
0.0
229,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 228,860
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
146,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 $ 129,364
0.0
15,613,744
3.4
Industrial : 0.2%
65,000
(3)(4)
BAE Systems PLC,
5.500%,
03/26/2054 66,038
0.0
152,000  Burlington Northern
Santa Fe LLC,
5.800%,
03/15/2056 159,202
0.0
238,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 224,841
0.1
151,000
(4)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 152,549
0.0
325,000  Westinghouse Air
Brake Technologies
Corp., 5.500%,
05/29/2035 336,788
0.1
939,418
0.2
Industrials : 0.9%
473,000  Avnet, Inc., 4.625%,
04/15/2026 472,658
0.1
398,000  Boeing Co., 5.805%,
05/01/2050 397,886
0.1
186,000  Canadian Pacific
Railway Co., 3.000%,
12/02/2041 139,503
0.0
180,000  Honeywell
International, Inc.,
4.500%,
01/15/2034 178,420
0.1
631,000  Lockheed Martin Corp.,
3.550%,
01/15/2026 629,731
0.1
244,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 198,496
0.1
224,000  Norfolk Southern
Corp., 3.400%,
11/01/2049 162,154
0.0
217,000
(3)
Norfolk Southern
Corp., 5.350%,
08/01/2054 213,953
0.1
168,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 158,205
0.0
128,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 111,506
0.0
266,000  RTX Corp., 6.400%,
03/15/2054 297,808
0.1
473,000  Union Pacific Corp.,
3.200%,
05/20/2041 371,786
0.1
183,000  Union Pacific Corp.,
3.839%,
03/20/2060 135,776
0.0
356,000  Union Pacific Corp.,
4.150%,
01/15/2045 294,552
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrials: (continued)
161,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 $ 119,904
0.0
3,882,338
0.9
Technology : 2.2%
212,000  Apple, Inc., 3.350%,
02/09/2027 210,888
0.0
300,000  Apple, Inc., 4.200%,
05/12/2030 303,352
0.1
227,000
(4)
Broadcom, Inc.,
3.469%,
04/15/2034 207,253
0.0
349,000  Broadcom, Inc.,
5.200%,
07/15/2035 359,815
0.1
1,300,000
(3)
CSG Systems
International, Inc.,
3.875%,
09/15/2028 1,447,225
0.3
320,000  Dell International LLC
/ EMC Corp., 5.300%,
04/01/2032 330,472
0.1
368,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 371,018
0.1
2,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 2,601
0.0
465,000  Electronic Arts, Inc.,
4.800%,
03/01/2026 465,425
0.1
923,000  Envestnet , Inc.,
2.625%,
12/01/2027 986,687
0.2
470,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 464,078
0.1
120,000  Fiserv, Inc., 4.550%,
02/15/2031 120,498
0.0
298,000
(4)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 318,258
0.1
640,000  International Business
Machines Corp.,
3.300%,
05/15/2026 637,245
0.1
562,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 538,431
0.1
83,000  Micron Technology,
Inc., 3.366%,
11/01/2041 64,254
0.0
98,000  Micron Technology,
Inc., 4.663%,
02/15/2030 98,930
0.0
46,000  Micron Technology,
Inc., 5.650%,
11/01/2032 48,300
0.0
310,000  Microsoft Corp.,
3.125%,
11/03/2025 309,686
0.1
316,000
(3)
Microsoft Corp.,
3.500%,
02/12/2035 298,782
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
795,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 $ 796,181
0.2
480,000  Oracle Corp., 3.600%,
04/01/2040 385,714
0.1
250,000  Oracle Corp., 4.800%,
09/26/2032 250,385
0.1
126,000  Paychex, Inc., 5.350%,
04/15/2032 130,781
0.0
488,000  Salesforce, Inc.,
2.700%,
07/15/2041 359,120
0.1
200,000  Synopsys, Inc.,
4.550%,
04/01/2027 201,279
0.0
161,000  Synopsys, Inc.,
5.700%,
04/01/2055 162,601
0.0
166,000  Take-Two Interactive
Software, Inc., 3.700%,
04/14/2027 164,755
0.0
245,000  Workday, Inc., 3.500%,
04/01/2027 242,927
0.1
10,276,941
2.2
Utilities : 0.7%
128,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 142,796
0.0
620,000
(4)
Electricite de
France SA, 4.875%,
01/22/2044 553,132
0.1
168,000  Georgia Power Co. B,
3.700%,
01/30/2050 128,654
0.0
482,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 435,644
0.1
343,000  NextEra Energy
Capital Holdings, Inc.,
3.550%,
05/01/2027 340,237
0.1
371,000  NiSource, Inc.,
4.375%,
05/15/2047 312,718
0.1
94,000  NiSource, Inc.,
5.850%,
04/01/2055 95,437
0.0
295,000  Oglethorpe Power
Corp., 4.550%,
06/01/2044 252,277
0.1
325,000  Sempra, 3.800%,
02/01/2038 278,074
0.1
440,000  Southern Co. Gas
Capital Corp., 3.875%,
11/15/2025 439,788
0.1
134,000  Xcel Energy, Inc.,
3.500%,
12/01/2049 96,280
0.0
3,075,037
0.7
Total Corporate Bonds/
Notes
(Cost $63,938,772)
61,480,383
13.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 2.2%
Financial : 0.6%
2,610,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 4 Common
Stocks), (0.470)%,
03/03/2032 $ 2,612,871
0.6
Financials : 1.6%
2,657,000
(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 3 Common
Stocks), 0.500%,
04/11/2028 4,260,765
0.9
2,757,000
(2)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (4.280)%,
07/30/2029 3,282,484
0.7
7,543,249
1.6
Total Equity-Linked
Notes
(Cost $8,057,576)
10,156,120
2.2
MUNICIPAL BONDS : 0.1%
Georgia : 0.1%
301,000  Municipal Electric
Authority of Georgia,
6.655%,
04/01/2057 327,885
0.1
Total Municipal Bonds
(Cost $301,000)
327,885
0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.2%
Federal National Mortgage Association : 0.2%
(7)
915,000
(7)
6.625
%,
11/15/2030 1,034,646
0.2
Total U.S. Government
Agency Obligations
(Cost $969,511)
1,034,646
0.2
U.S. TREASURY OBLIGATIONS : 8.7%
United States Treasury Bonds : 0.6%
207,200
(3)
4.500
%,
02/15/2036 214,136
0.0
901,100
4.750
%,
05/15/2055 904,198
0.2
1,630,000
4.875
%,
08/15/2045 1,666,548
0.4
2,784,882
0.6
United States Treasury Notes : 8.1%
11,315,100
3.375
%,
09/15/2028 11,238,635
2.4
6,752,000
3.500
%,
09/30/2027 6,737,757
1.5
13,009,000
3.625
%,
09/30/2030 12,943,447
2.8
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes: (continued)
3,018,500
3.875
%,
09/30/2032 $ 3,008,831
0.7
3,312,000
4.250
%,
08/15/2035 3,339,169
0.7
37,267,839
8.1
Total U.S. Treasury
Obligations
(Cost $40,056,988)
40,052,721
8.7
Total Long-Term
Investments
(Cost $380,923,586)
446,564,630
97.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.5%
Time Deposits : 0.1%
100,000
(8)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 100,000
0.0
100,000
(8)
DZ Bank AG,
4.080
%,
10/01/2025 100,000
0.0
100,000
(8)
Landesbank
Hessen Thueringen
Girozentrale ,
4.100
%,
10/01/2025 100,000
0.1
100,000
(8)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 100,000
0.0
100,000
(8)
Royal Bank of Canada,
4.140
%,
10/01/2025 100,000
0.0
100,000
(8)
Societe Generale S.A.,
4.090
%,
10/01/2025 100,000
0.0
Total Time Deposits
(Cost $600,000)
600,000
0.1
Repurchase Agreements : 0.9%
41,215
(8)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$41,220, collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $42,039, due
11/15/41-05/15/54)
41,215
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,020,490
(8)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,020,608,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,040,912, due
08/27/27-09/01/55)
$ 1,020,490
0.2
1,020,490
(8)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,020,608,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,040,900, due
08/01/32-06/01/64)
1,020,490
0.2
65,138
(8)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$65,146, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $66,441, due
07/15/26-08/15/54)
65,138
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
268,507
(8)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $268,538,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $273,877, due
12/31/31-05/31/32)
$ 268,507
0.1
36,165
(8)
Mizuho Securities
USA LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$36,169, collateralized
by various U.S.
Government
Securities, 0.750%-
4.375%, Market
Value plus accrued
interest $36,888, due
05/31/26-09/30/32)
36,165
0.0
371,230
(8)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $371,273,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $378,655, due
11/18/25-08/15/55)
371,230
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
119,484
(8)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $119,498,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $121,874, due
10/23/25-08/15/55)
$ 119,484
0.1
1,000,000
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,000,118,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,018,129, due
10/15/26-02/15/54)
1,000,000
0.2
Total Repurchase
Agreements
(Cost $3,942,719)
3,942,719
0.9
U.S. Treasury Obligations : 0.0%
22,000
(2)(9)
United States
Treasury Bill,
4.010
%,
05/14/2026
(Cost $21,449)
21,503
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.5%
11,516,512
(10)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
4.030%
(Cost $11,516,512) $ 11,516,512 2.5
Total Short-Term
Investments
(Cost $16,080,680)
$ 16,080,734
3.5
Total Investments in
Securities
(Cost $397,004,266) $ 462,645,364 100.7
Liabilities in Excess
of Other Assets (3,413,767) (0.7)
Net Assets $ 459,231,597 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(3)
Security, or a portion of the security, is on loan.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)
All or a portion of this security has been pledged as collateral in connection with open futures contracts.
(10)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 17,216,679 $ — $ — $ 17,216,679
Consumer Discretionary 17,162,385 — — 17,162,385
Consumer Staples 21,499,236 — — 21,499,236
Energy 17,516,660 4,005,410 — 21,522,070
Financials 65,418,326 — — 65,418,326
Health Care 38,438,056 3,869,015 — 42,307,071
Industrials 39,615,943 — — 39,615,943
Information Technology 43,581,474 — — 43,581,474
Materials 8,087,604 — — 8,087,604
Real Estate 5,050,901 — — 5,050,901
Utilities 12,663,425 — — 12,663,425
Total Common Stock 286,250,689 7,874,425 — 294,125,114
Convertible Bonds/Notes — 39,387,761 — 39,387,761
Corporate Bonds/Notes — 61,480,383 — 61,480,383
Equity-Linked Notes — — 10,156,120 10,156,120
Municipal Bonds — 327,885 — 327,885
U.S. Government Agency Obligations — 1,034,646 — 1,034,646
U.S. Treasury Obligations — 40,052,721 — 40,052,721
Short-Term Investments 11,516,512 4,564,222 — 16,080,734
Total Investments, at fair value $ 297,767,201 $ 154,722,043 $ 10,156,120 $ 462,645,364
Other Financial Instruments+
Forward Foreign Currency Contracts — 21,448 — 21,448
Futures 4,727 — — 4,727
Total Assets $ 297,771,928 $ 154,743,491 $ 10,156,120 $ 462,671,539
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (20,126) $ — $ (20,126)
Total Liabilities $ — $ (20,126) $ — $ (20,126)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following forward foreign currency contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 83,943 CAD 115,970 State Street Bank and Trust Co. 10/08/25 $ 587
USD 48,575 CAD 66,814 State Street Bank and Trust Co. 10/08/25 551
USD 42,207 GBP 31,186 State Street Bank and Trust Co. 10/08/25 263
EUR 60,981 USD 71,421 State Street Bank and Trust Co. 10/08/25 202
EUR 196,118 USD 230,186 State Street Bank and Trust Co. 10/08/25 156
USD 43,645 CAD 60,609 State Street Bank and Trust Co. 10/08/25 81
GBP 30,764 USD 41,336 State Street Bank and Trust Co. 10/08/25 40
CAD 52,496 USD 37,736 State Street Bank and Trust Co. 10/08/25 (4)
USD 43,628 GBP 32,449 State Street Bank and Trust Co. 10/08/25 (14)

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 34,944 CAD 48,679 State Street Bank and Trust Co. 10/08/25 $ (45)
USD 68,516 GBP 50,993 State Street Bank and Trust Co. 10/08/25 (67)
USD 65,002 EUR 55,465 State Street Bank and Trust Co. 10/08/25 (143)
CAD 52,498 USD 38,031 State Street Bank and Trust Co. 10/08/25 (297)
CAD 38,180 USD 27,751 State Street Bank and Trust Co. 10/08/25 (308)
USD 52,267 GBP 39,194 State Street Bank and Trust Co. 10/08/25 (447)
CAD 89,244 USD 64,614 State Street Bank and Trust Co. 10/08/25 (468)
EUR 38,611 USD 45,874 State Street Bank and Trust Co. 10/08/25 (525)
GBP 56,051 USD 75,966 State Street Bank and Trust Co. 10/08/25 (581)
GBP 32,029 USD 43,754 State Street Bank and Trust Co. 10/08/25 (676)
USD 1,982,372 CAD 2,730,769 The Bank of New York Mellon 10/08/25 19,568
USD 3,050,271 GBP 2,268,993 The Bank of New York Mellon 10/08/25 (1,403)
USD 3,057,049 EUR 2,615,729 The Bank of New York Mellon 10/08/25 (15,148)
$ 1,322
At September 30, 2025, the following futures contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury 5-Year Note 11 12/31/25 $ 1,201,148 $ 4,727
$ 1,201,148 $ 4,727
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2025
:
Equity-Linked
Notes
*
Beginning balance at December 31, 2024 $ 11,152,455
Purchases 2,610,000
Sales (4,478,066)
Accrued discounts/(premiums) (9,931)
Total realized gain (loss) 1,717,066
Net change in unrealized appreciation (depreciation)
**
(835,404)
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at September 30, 2025
$ 10,156,120
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2025
**
$ (835,404)
*
Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2025 may be due to securities no longer held or categorized as Level 3 at period
end.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 77,583,149

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Gross Unrealized Depreciation (11,942,051)
Net Unrealized Appreciation $ 65,641,098